INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2015	2014	2013
USA	44%	45%	77%
Japan	41	40	2
Asia *	11	11	14
Europe *	4	4	7
Total	100%	100%	100%

*	Represents revenues from individual countries of less than 10% each.

Schedule of Long-Lived Assets by Geographic Area
	As of December 31
	2015	2014
Israel	$176,764	$145,816
United States	90,748	66,953
Japan	192,021	206,342
Total	$459,533	$419,111

Schedule of Accounts Receivable of Major Customers
	As of December 31,
	2015	2014
Customer 1	29%	35%
Customer 2	17%	16%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2015	2014	2013
Customer A	40%	38%	--%
Customer B	13	9	7
Customer C	6	7	9
Customer D	--	7	27